Segment Disclosures (Schedule Of Segment Disclosures) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
REVENUE		$ 78,062,000		$ 130,755,000
COST OF SALES		(170,693,000)		(144,486,000)
EXPENSES
Exploration and evaluation		(66,081,000)		(62,446,000)
Other operating expenses		(141,034,000)		(53,685,000)
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(405,000)		(1,164,000)
Accretion of asset retirement obligations		(2,735,000)		(694,000)
Write-down of current assets				(4,288,000)
TOTAL EXPENSES		(535,434,000)		(367,568,000)
OPERATING LOSS		(457,372,000)		(236,813,000)
OTHER INCOME (EXPENSES)
Interest income		15,804,000		14,442,000
Interest expense		(11,943,000)		(11,013,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		6,648,000		(15,984,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Change in fair value of embedded derivatives		39,512,000		106,489,000
Gain on settlement of note receivable	103,000,000			102,995,000
Other (expense) income		(21,412,000)		10,592,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(398,483,000)		(461,828,000)
(Provision) recovery of income taxes		(12,899,000)		(11,657,000)
Share of income (loss) of significantly influenced investees		(33,233,000)		(23,071,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(444,615,000)		(496,556,000)
CAPITAL EXPENDITURES		2,480,460,000		2,602,156,000
TOTAL ASSETS		8,805,559		5,817,125
Other Exploration [Member]
EXPENSES
Exploration and evaluation		(15,302,000)		(16,073,000)
Depreciation		(145,000)		(534,000)
TOTAL EXPENSES		(15,447,000)		(16,607,000)
OPERATING LOSS		(15,447,000)		(16,607,000)
OTHER INCOME (EXPENSES)
Interest income		74,000		42,000
Foreign exchange (losses) gains		(241,000)		262,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(15,614,000)		(16,303,000)
(Provision) recovery of income taxes		(81,000)		452,000
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(15,695,000)		(15,851,000)
CAPITAL EXPENDITURES		225,000		551,000
TOTAL ASSETS		10,443		14,602
Corporate [Member]
EXPENSES
General and administrative		(154,486,000)		(100,805,000)
Depreciation		(45,000)		(135,000)
TOTAL EXPENSES		(154,531,000)		(100,940,000)
OPERATING LOSS		(154,531,000)		(100,940,000)
OTHER INCOME (EXPENSES)
Interest income		11,892,000		7,591,000
Interest expense		(1,114,000)		(1,541,000)
Financing Costs		(164,384,000)
Foreign exchange (losses) gains		14,900,000		(14,260,000)
Change in fair value of derivative		194,664,000		(432,536,000)
Gain on settlement of note receivable				102,995,000
Other (expense) income		2,219,000		13,674,000
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(96,354,000)		(425,017,000)
(Provision) recovery of income taxes		7,582,000		(6,222,000)
Share of income (loss) of significantly influenced investees		(33,134,000)		(23,071,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(121,906,000)		(454,310,000)
CAPITAL EXPENDITURES		22,000		51,000
TOTAL ASSETS		1,257,796		525,854
Oyu Tolgoi LLC [Member]
EXPENSES
Exploration and evaluation		(42,181,000)		(15,028,000)
Other operating expenses		(107,540,000)		(16,788,000)
Depreciation				(173,000)
Accretion of asset retirement obligations		(2,218,000)		(414,000)
TOTAL EXPENSES		(151,939,000)		(32,403,000)
OPERATING LOSS		(151,939,000)		(32,403,000)
OTHER INCOME (EXPENSES)
Interest income		3,432,000		5,566,000
Foreign exchange (losses) gains		(4,786,000)		(3,648,000)
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(153,293,000)		(30,485,000)
(Provision) recovery of income taxes		(31,027,000)		(14,847,000)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(184,320,000)		(45,332,000)
CAPITAL EXPENDITURES		2,389,555,000		2,383,446,000
TOTAL ASSETS		6,852,304		4,384,365
SouthGobi Resources Ltd. [Member]
Segment Reporting Information [Line Items]
REVENUE		78,062,000	[1]	130,755,000	[2]
COST OF SALES		(170,693,000)	[1]	(144,486,000)	[2]
EXPENSES
Exploration and evaluation		(8,598,000)	[1]	(31,345,000)	[2]
Other operating expenses		(33,494,000)	[1]	(36,897,000)	[2]
Depreciation		(215,000)	[1]	(322,000)	[2]
Accretion of asset retirement obligations		(517,000)	[1]	(280,000)	[2]
Write-down of current assets				(4,288,000)	[2]
TOTAL EXPENSES		(213,517,000)	[1]	(217,618,000)	[2]
OPERATING LOSS		(135,455,000)	[1]	(86,863,000)	[2]
OTHER INCOME (EXPENSES)
Interest income		406,000	[1]	1,243,000	[2]
Interest expense		(10,829,000)	[1]	(9,472,000)	[2]
Foreign exchange (losses) gains		(3,225,000)	[1]	1,662,000	[2]
Change in fair value of embedded derivatives		39,512,000	[1]	106,489,000	[2]
Other (expense) income		(23,631,000)	[1]	(3,082,000)	[2]
(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS		(133,222,000)	[1]	9,977,000	[2]
(Provision) recovery of income taxes		10,627,000	[1]	8,960,000	[2]
Share of income (loss) of significantly influenced investees		(99,000)	[1]
NET (LOSS) INCOME FROM CONTINUING OPERATIONS		(122,694,000)	[1]	18,937,000	[2]
CAPITAL EXPENDITURES		90,658,000	[1]	218,108,000	[2]
TOTAL ASSETS		685,016	[1]	892,304	[2]
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer One [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		23,500,000		56,200,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Two [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		23,000,000		48,300,000
SouthGobi Resources Ltd. [Member] | Mongolia [Member] | Customer Three [Member]
OTHER INCOME (EXPENSES)
Revenue from major customers		$ 14,300,000

[1]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $23.5 million, $23.0 million and $14.3 million, respectively.
[2]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $56.2 million and $48.3 million, respectively.